Other Financial Assets and Liabilities - Summary of Financial Liabilities at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at fair value through profit or loss
Derivative liabilities held for trading	₩ 136,106	₩ 141,280